Revenue - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment									3
Revenue	$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 120,177	$ 124,815	$ 103,609	$ 137,410	$ 511,529	$ 486,011	$ 675,256
Description of significant payment terms in contracts with customers									one year or less
Customer Loyalty Programs and Advance Received from GDS Provider [Member]
Revenue [Line Items]
Revenue									$ 5,923	1,226
Deferred income reclassified as contract liabilities	4,504				6,804				4,504	6,804
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	$ 30,408				$ 63,531				30,408	63,531
Revenue									57,612	53,972
Refund paid to customers									$ 4,283	$ 3,844